3. MINERAL PROPERTY OPTIONS (Details Narrative) (USD $)	3 Months Ended			12 Months Ended		70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Notes to Financial Statements
Impairment of mineral property charge	$ 0	$ 0	$ 50,124		$ 50,124	$ 50,124
Term option payments	$ 145,000